Related party disclosures (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Related party disclosures
Short-term benefits	$ 0.9	$ 0.6	$ 1.7	$ 1.4
Share-based payments	5.0	6.4	5.9	8.0
Total	$ 5.9	$ 7.0	$ 7.6	$ 9.4